BENEFIT PLANS (Details) - 12 months ended Mar. 31, 2015	Total
Domestic | Maximum
Defined Benefit Plan Disclosure [Line Items]
Percentage which may be elected as annuity	50.00%
Period of time for distribution of benefits	20 years
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	50.00%
Domestic | Debt and Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	35.00%
Domestic | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	10.00%
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	5.00%
Foreign | Equity Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan investments, lower limit	70.00%
Allocation of plan investments, upper limit	80.00%
Foreign | Debt Securities | Kyocera International Inc
Defined Benefit Plan Disclosure [Line Items]
Allocation of plan investments, lower limit	20.00%
Allocation of plan investments, upper limit	30.00%
U.S. Defined Benefit | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	50.00%
U.S. Defined Benefit | Fixed Income Funds | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	50.00%
Europe Defined Benefit | Equity Securities | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	45.00%
Europe Defined Benefit | Fixed Income Funds | AVX Corporation
Defined Benefit Plan Disclosure [Line Items]
Target allocation of plan investments	55.00%